Information concerning the Group's Consolidated Operations	12 Months Ended
Dec. 31, 2019
Text block1 [abstract]
Information concerning the Group's Consolidated Operations

Note 3. Information concerning the Group’s Consolidated Operations
3.1 Revenues and other income
Accounting policies
Collaboration agreements and licenses
Under IFRS 15, “Revenue from contracts with customers”, revenue is recognized when Cellectis satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and or/ services) to a customer, i.e. when the customer obtains control of these goods or services.

We have entered into certain research and development collaboration agreements that consist of the licensing of rights to technology, research and development programs, research and development cost reimbursements and royalties. We have analyzed the agreements to identify the separate performance obligations.
These collaboration agreements may generate cash flows through non-refundable
upfront payments related to the licensing of rights to technology and research and development programs, milestone payments research and development cost reimbursements and royalties. Licensing of rights to technology pursuant to non-cancelable,
non-refundable
fixed and upfront fee arrangements are recognized when such technology is delivered to the co-contracting
party and our exclusive rights to access the technology have stopped.
Up-front
payments for research and development programs are deferred as a contract liability and recognized when the performance obligation is satisfied, as the customer receives the benefits of the services. When a specific research and development program is put on hold, as agreed by our customer as part of a joint executive committee decision, the revenue recognition continues to be deferred until research and development efforts resume. If the joint decision is to abandon the project, deferred revenue is fully recognized.
Research and development costs reimbursements are recognized on a time and material basis over the length of the specific research and development project.
Milestone payments represent variable consideration, the receipt of which is dependent upon the achievement of certain scientific, regulatory, or commercial milestones. Such payments are considered variable consideration. We recognize milestone payments when it is highly probable that any revenue recognized will not be subsequently reversed. This includes consideration of whether the performance obligation is achieved and may be when the triggering event has occurred, depending on the nature of the triggering event, there are no further contingencies or services to be provided with respect to that event, and the co-contracting
party has no right to require refund of payment. The triggering event may be scientific results achieved by us or another party to the arrangement, regulatory approvals, or the marketing of products developed under the arrangement.
Royalty revenues arise from our contractual entitlement to receive a percentage of product sales achieved by co-contracting
parties under our license arrangements. As we have no products approved for sale, we have not received any royalty revenue to date. Royalty revenues, if earned, will be recognized at the later of when (1) the subsequent sale or usage occurs; and (2) the performance obligation to which the sales-based or usage-based royalties relates has been satisfied.
In addition, we license our technology to other third parties and revenues are recognized ratably over the period of the license agreements.
Sales of products and services
Revenues on sales of products are recognized once the control over the delivered products is transferred to the customer. Sales include shipping and handling charges if billed to the customer and are reported net of trade promotion and other costs, including estimated allowances for returns, unsalable product and prompt pay discounts. Sales, use, value-added and other excise taxes are not recognized in revenue. Trade promotions are recorded based on estimated participation and performance levels for offered programs at the time of sale. We generally do not allow a right of return.
We also offer research services, which revenue is recognized over time, as the customer receives the benefits of the services.
Research Tax Credit
The main Research Tax Credit from which we benefit is the
Crédit d’Impôt Recherche,
or “CIR”, which is granted to entities by the French tax authorities in order to encourage them to conduct technical and scientific research. Entities that demonstrate that their research expenditures meet the required CIR criteria receive a tax credit that may be used for the payment of their income tax due for the fiscal year in which the expenditures were incurred, as well as in the next three years. If taxes due are not sufficient to cover the full amount of tax credit at the end of the three-year period, the difference is repaid in cash to the entity by the authorities. If a company meets certain criteria in terms of sales, headcount or assets to be considered a small/middle size company, immediate payment of the Research Tax Credit can be requested. Cellectis S.A. meets such criteria.
We apply for CIR for research expenditures incurred in each fiscal year and recognize the amount claimed in the line item “Other income” in the same fiscal year. Research tax credit is subject to audit of tax authorities. When tax authorities’ payment related to CIR is late, default interests are applied and are recognized in “other income”.

Details of revenues and other income
Revenues by country of origin and other income

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
From France	24,680	12,495	7,896
From USA	508	236	7,294

Revenues	25,188	12,731	15,190

Research tax credit	8,327	8,561	7,800
Subsidies and other	201	140	—

Other income	8,528	8,701	7,800

Total revenues and other income	33,715	21,432	22,990

For the years ended December 31, 2019, 2018 and 2017, the revenue from France was generated by Cellectis S.A.
For the years ended December 31, 2019, 2018 and 2017, the revenue from USA was generated by Calyxt, Inc.
Revenues by nature

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Recognition of previously deferred upfront payments	14,875	7,114	—
Other revenues	7,945	3,383	6,055

Collaboration agreements	22,821	10,497	6,055

Licenses	2,270	2,142	1,762
Products & services	97	92	7,373

Total revenues	25,188	12,731	15,190

Revenues are primarily generated by therapeutics activities, which are mainly attributable to our entering into two major collaboration agreements signed with Pfizer Inc. and Les Laboratoires Servier during 2014. Effective as of April 2018, Pfizer sold certain assets to which the Research Collaboration and License Agreement relates to Allogene Therapeutics, Inc. (“Allogene”) (the “Asset Contribution Agreement”). As part of this Asset Contribution Agreement, Pfizer assigned the Research Collaboration and License Agreement to Allogene
, and on March 7, 2019, we and Allogene agreed to terminate the Research Collaboration and License Agreement and entered into a new license agreement (the “Allogene License Agreement”) to reflect the relationship between us and Allogene following the asset contribution. In 2017 and 2018, revenue previously deferred was recognized upon satisfaction of performance obligations
.

In 2017 and 2018, other revenues primarily consisted of research and development cost reimbursement. In addition to the cost reimbursement, for the year ended December 31, 2019, other revenues also include the recognition of a $5.0 million milestone which is associated with the initiation of the study of ALLO-715 in 2019.
For the years ended December 31, 2019, 2018 and 2017 revenues related to licenses includes royalties received under our various license agreements.
For the year ended December 31, 2019, products and services revenues mainly include the revenues of plants activities which in 2019 are primarily attributable to the commercialization of
Calyxt
’s high oleic soybean meal for $5.6 million and high oleic soybean oil for $1.7 million.
Entity-wide disclosures:
In
2019
, two clients represent more than
10
% of the total revenue: Client A with
36
% and Client B with
28
%.
In
2018
, two clients represent more than
10
% of the total revenue: Client A with
55
% and Client B with
21
%.
In
2017
, two clients represent more than
10
% of the total revenue: Client A with
11
% and Client B with
69
%.
3.2 Operating expenses
Accounting policies
Prior to 2019, cost of goods sold represented immaterial costs associated with Calyxt’s out-licensing
activities. Costs Calyxt incurred associated with the purchasing, storing transporting and processing grain, net of proceeds of seed sales (Grain Costs), were expensed to R&D. Beginning in the first quarter of 2019, Calyxt began to capitalize all grain and seed costs into inventory. Grain and risk management costs, net of the benefit from Calyxt’s seed activity, are capitalized to inventory and relieved to cost of goods sold as the high oleic soybean oil and soybean meal is sold. Any valuation adjustments to inventory are recognized as incurred. Cost of goods sold also includes crush and refining losses that are expensed as incurred since they do not add to the value of the finished products.
Royalty expenses correspond to costs from license agreements that we entered into to obtain access to technology that we use in our product development efforts. Depending on the contractual provisions, expenses are based either on a percentage of revenue generated by using the patents based on fixed annual royalties or conditioned by milestones.
Research and development expenses include employee-related costs, laboratory consumables, materials supplies and facility costs, as well as fees paid to non-employees
and entities to conduct research and development activities on our behalf. They also include expenses associated with obtaining patents. The costs associated with manufacturing of product candidates are recorded depending on the use of the material. If products are not intended to be used in clinical studies, we recognize the expense when the product is delivered. If they are intended to be used for clinical studies, the expense is recognized when the certificate of compliance is obtained.
Selling, general and administrative expenses consist primarily of employee-related expenses for executive, business development, intellectual property, finance, legal and human resource functions. Administrative expenses also include facility-related costs and service fees, other professional services, recruiting fees and expenses associated with maintaining patents.
We classify a portion of personnel and other costs related to information technology, human resources, business development, legal, intellectual property and general management in research and development expenses based on the time that each employee or person spent contributing to research and development activities versus sales, general and administrative activities.

Details of operating expenses by nature

	F or the year ended December 31,
	2017	2018	2019
	$ in thousands
Cost of revenue
Cost of good sold	—	—	(9,280)
Royalty expenses	(2,620)	(2,739)	(2,112)
Cost of revenue	(2,620)	(2,739)	(11,392)

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Research and development expenses
Wages and salaries	(12,986)	(16,452)	(21,294)
Social charges on free shares and stock option grants	(1,088)	(99)	(1,357)
Non-cash stock based compensation expense	(23,832)	(18,057)	(12,260)

Personnel expenses	(37,906)	(34,608)	(34,911)

Purchases and external expenses	(38,458)	(40,458)	(49,251)
Other	(2,863)	(1,501)	(7,880)

Total research and development expenses	(79,227)	(76,567)	(92,042)

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Selling, general and administrative expenses
Wages and salaries	(7,019)	(11,373)	(12,822)
Social charges on free shares and stock option grants	(881)	(29)	(491)
Non-cash stock based compensation expense	(26,586)	(19,161)	(14,621)

Personnel expenses	(34,486)	(30,563)	(27,934)

Purchases and external expenses	(9,138)	(14,251)	(11,431)
Other	(1,126)	(2,433)	(3,652)

Total selling, general and administrative expenses	(44,750)	(47,248)	(43,017)

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Personnel expenses
Wages and salaries	(20,005)	(27,825)	(34,116)
Social charges on free shares and stock option grants	(1,969)	(128)	(1,848)
Non-cash stock based compensation expense	(50,418)	(37,218)	(26,881)

Total personnel expenses	(72,392)	(65,171)	(62,845)

3.3 Financial income and expenses
Accounting policies
Financial income and financial expense include, in particular, the following:

•	Interest income from savings accounts and fixed term bank deposits;

•	Interest expense from leases;

•	Foreign exchange gain (loss) from transactions in foreign currencies; and

•	Other financial income and expenses, mainly derived from fair value adjustments related to our financial assets and derivative instruments.
Details of financial income and expenses

	For the year ended December 31,
	2017	2018	2019
Interest income	1,974	6,787	6,985
Foreign exchange gain	1,185	13,597	4,481
Other financial revenues	4,102	188	505

Total financial revenues	7,262	20,572	11,971

Interest expenses	—	(39)	(3)
Interest expenses for lease s	(4)	(7)	(2,603)
Foreign exchange loss	(17,734)	(3,090)	(671)
Other financial expenses	(556)	(677)	(354)

Total financial expenses	(18,294)	(3,813)	(3,631)

Total	(11,032)	16,758	8,340

The
de
crease in financial income and expenses between 2018 and 2019 of $8.4 million was mainly attributable to the decrease

in net foreign exchange gain ($6.7 million),
and
the increase in interest
expenses
related to
 IFRS 16 application
($2.6 million)
,
partly offset by the
increase
of foreign exchange derivatives fair value adjustment ($0.6 million), included in other financial revenues and expenses and the increase in
ne
t int
eres
t income (
$0.2
 million
)

and other immate
r
ial
variances for $0.1 mill
i
on
.
The increase in financial income and expenses between 2017 and 2018 of $27.8 million was mainly attributable to the increase in net foreign exchange gain ($27.0 million), the increase in interest income ($4.8 million) partly offset by the decrease of foreign exchange derivatives fair value adjustment ($4.0 million), included in other financial revenues and expenses.
3.4 Income tax
Accounting policies
Income tax (expense or income) comprises current tax expense (income) and deferred tax expense (income).
Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of assets and liabilities. Tax losses that can be carried forward or backward may also be recognized as deferred tax assets. Tax rates that have been enacted as of the closing date are utilized to determine deferred tax. Deferred tax assets are recognized only to the extent that it is likely that future profits will be sufficient to recover them. We have not recorded deferred tax assets or liabilities in the statements of financial position.
Tax proof

	For the year ended December 31,
	2017	2018	2019
	$ in thousands
Income (loss) before taxes from continuing operations	(103,683)	(88,333)	(115,212)
Theoretical group tax rate	34.43%	23.66%	25.35%

Theoretical tax benefit (expense)	35,698	20,901	29,208

Increase/decrease in tax benefit arising from:
Permanent differences	293	832	(1,131)
Research tax credit	2,926	2,079	2,786
Share-based compensation & other IFRS adjustments	(8,297)	(8,065)	(7,828)
Non recognition of deferred tax assets related to tax losses and temporary differences	(30,713)	(15,652)	(23,079)
Other differences	92	(95)	43

Effective tax expense	—	—	—
Effective tax rate	0.00%	0.00%	0.00%

Deferred tax assets and liabilities

	As of December 31,
	2017	2018	2019
	$ in thousands
Credits and net operating loss carryforwards	51,640	65,555	102,112
Pension commitments	548	569	714
Leases	(12)	(4)	47
Impairment of assets	10	10	1
Revenue recognition	—	200	197
Other	604	491	284
Total unrecognized deferred tax assets, net	(52,790)	(66,823)	(103,354)

We have cumulative tax loss carryforwards for the French entity of the Group totaling $246 million as of December 31, 2019, $186 million as of December 31, 2018 and $144 million as of December 31, 2017. Such carryforwards can be offset against future taxable profit within a limit of $1.0 million per year, plus 50% of the profit exceeding this limit. Remaining unused losses will continue to be carried forward indefinitely.
The cumulative tax loss carryforwards for the U.S. entities of the Group totaled $162 million as of December 31, 2019, $86 million as of December 31, 2018 and $62 million as of December 31, 2017.
Calyxt’s carryforward periods are as follows: $64.0 million do not expire; zero expire in 2019 and 2020; and $41.9 million expire in 2032 and beyond.
3.5 Reportable segments
Accounting policies
Reportable segments are identified as components of the Group that have discrete financial information available for evaluation by the Chief Operating Decision Maker (“CODM”), for purposes of performance assessment and resource allocation.
Cellectis’ CODM is composed of:

•	The Chairman and Chief Executive Officer;

•	The Chief Operating Officer (through July 24, 2019);

•	The Executive Vice President Technical Operation (beginning July 22, 2019);

•	The Executive Vice President Strategic Initiatives;

•	The Executive Vice President Global Quality (beginning July 22, 2019);

•	The Chief Scientific Officer;

•	The Chief Financial Officer;

•	The General Counsel;

•	The VP Corporate Development (beginning November, 2019); and

•	The Chief Regulatory & Compliance Officer.

We view our operations and manage our business in two operating and reportable segments that are engaged in the following activities:

•
Therapeutics:
This segment is focused on the development (i) of products in the field of immuno-oncology and (ii) of novel therapies outside immuno-oncology to treat other human diseases. This approach is based on our gene editing and Chimeric Antigen Receptors (“CARs”) technologies. All these activities are supported by Cellectis S.A., Cellectis, Inc. and Cellectis Biologics Inc. The operations of Cellectis S.A., the parent company, are presented entirely in the Therapeutics segment which also comprises research and development, management and support functions.

•
Plants:
This segment is focused on the development of products focused on delivering plant-based solutions that are helathy and sustainable. It corresponds to the activity of our U.S.-based majority-owned subsidiary, Calyxt, Inc., which is currently based in Roseville, Minnesota.

There are inter-segment transactions between the two reportable segments, including allocation of corporate general and administrative expenses by Cellectis S.A. and allocation of research and development expenses to the reportable segments.
With respect to corporate general and administrative expenses, Cellectis S.A. has provided Calyxt, Inc. with general sales and administrative functions, accounting and finance functions, investor relations, intellectual property, legal advice, human resources, communication and information technology under a Management Services Agreement. As of December 31, 2019, Calyxt has internalized nearly all of the services previously provided by Cellectis under this agreement. Under the Management Services Agreement, Cellectis S.A. charges Calyxt, Inc. in euros at cost plus a mark-up
ranging between zero to 10%, depending on the nature of the service. Amounts due to Cellectis S.A. pursuant to inter-segment transactions bear interest at a rate of the
12-month
Euribor plus 5% per annum.
The intersegment revenues represent the transactions between segments. Intra-segment transactions are eliminated within a segment’s results and intersegment transactions are eliminated in consolidation as well as in key performance indicators by reportable segment.
Information related to each reportable segment is set out below. Segment revenues and other income, Research and development expenses, Selling, general and administrative expenses, and Cost of revenue and other operating income and expenses, and Adjusted net income (loss) attributable to shareholders of Cellectis (which does not include non-cash
stock-based compensation expense) are used by the CODM for purposes of making decisions about allocating resources to the segments and assessing their performance. The CODM does not review any asset or liability information by segment or by region.
Adjusted Net Income (Loss) attributable to shareholders of Cellectis S.A. is not a measure calculated in accordance with IFRS. Because Adjusted Net Income (Loss) attributable to shareholders of Cellectis excludes
Non-cash
stock based compensation expense—a
non-cash
expense, our management believes that this financial measure, when considered together with our IFRS financial statements, can enhance an overall understanding of Cellectis’ financial performance. Moreover, our management views the Company’s operations, and manages its business, based, in part, on this financial measure.
The net income (loss) includes the impact of the operations between segments while the intra-segment operations are eliminated.

Details of key performance indicators by reportable segment

$ in thousands	For the year ended December 31, 2017			For the year ended December 31, 2018			For the year ended December 31, 2019
	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments	Plants	Therapeutics	Total reportable segments
External revenues	508	24,680	25,188	236	12,495	12,731	7,294	7,896	15,190
External other income	239	8,290	8,528	178	8,523	8,701	—	7,800	7,800

External revenues and other income	747	32,969	33,715	414	21,018	21,432	7,294	15,696	22,990

Cost of revenue	(390)	(2,230)	(2,620)	(595)	(2,144)	(2,739)	(9,275)	(2,117)	(11,392)
Research and development expenses	(6,057)	(73,170)	(79,227)	(8,638)	(67,929)	(76,567)	(12,390)	(79,652)	(92,042)
Selling, general and administrative expenses	(13,143)	(31,607)	(44,750)	(21,067)	(26,180)	(47,248)	(26,090)	(16,927)	(43,017)
Other operating income and expenses	6	225	232	(50)	81	31	25	(116)	(91)

Total operating expenses	(19,584)	(106,782)	(126,366)	(30,351)	(96,172)	(126,523)	(47,730)	(98,812)	(146,542)

Operating income (loss) before tax	(18,837)	(73,813)	(92,650)	(29,937)	(75,154)	(105,091)	(40,436)	(83,116)	(123,552)

Financial gain (loss)	—	(11,032)	(11,032)	1,420	15,339	16,758	294	8,045	8,340

Net income (loss)	(18,837)	(84,846)	(103,683)	(28,517)	(59,816)	(88,333)	(40,142)	(75,071)	(115,212)

Non controlling interests	4,315	—	4,315	9,640	—	9,640	13,121	—	13,121

Net income (loss) attributable to shareholders of Cellectis	(14,522)	(84,846)	(99,368)	(18,877)	(59,816)	(78,693)	(27,021)	(75,071)	(102,091)

R&D non-cash stock-based expense attributable to shareholder of Cellectis	967	22,623	23,590	838	16,852	17,689	1,619	10,010	11,629
SG&A non-cash stock-based expense attributable to shareholder of Cellectis	4,990	20,345	25,335	5,218	11,655	16,873	6,673	4,940	11,613

Adjustment of share-based compensation attributable to shareholders of Cellectis	5,957	42,968	48,925	6,056	28,507	34,563	8,292	14,950	23,242

Adjusted net income (loss) attributable to shareholders of Cellectis	(8,565)	(41,877)	(50,442)	(12,821)	(31,309)	(44,130)	(18,729)	(60,121)	(78,849)

Depreciation and amortization	(551)	(2,820)	(3,371)	(637)	(1,740)	(2,377)	(1,233)	(5,642)	(6,875)
Additions to tangible and intangible assets	792	1,849	2,642	1,871	3,040	4,911	2,998	14,668	17,666
Impairment of tangible assets	—	(798)	(798)	—	—	—	—	—	—